                        GARTMORE VARIABLE INSURANCE TRUST

                      Gartmore GVIT Developing Markets Fund

                      Supplement Dated December 23, 2005 to
                          Prospectus dated May 2, 2005

Capitalized  terms and  certain  other  terms  used in this  supplement,  unless otherwise defined in this supplement,  have the meanings assigned to them in the prospectus.

Beginning  January 1, 2006, the Fund will implement a performance  fee structure and also on that  date,  the base  management  fee for the Fund  expressed  as a percentage  of the Fund's  average  daily net assets and not taking into account any applicable waivers, will be lowered by 0.10% as described under "Management"
beginning  on page 8 of the  prospectus.  Beginning  on  January  1,  2007,  the performance  fee component will take effect and the base  management fee for the
Fund may be adjusted,  on a quarterly basis, upward or downward depending on the
Fund's performance relative to its benchmark.  The first such adjustment will be paid at the end of the  fifteenth  month,  on March 31, 2007 as  described  more fully below under "Management."

1.   The  following  information  replaces  the  "Fees and  Expenses"  table and footnotes in the Fund Summary on page 5 of the prospectus:

                                                               Class I     Class II
------------------------------------------------------------------------------------
Shareholder Fees (paid directly from your investment) (1)          N/A          N/A
------------------------------------------------------------------------------------
Annual Fund Operating Expenses (deducted from Fund assets)
------------------------------------------------------------------------------------
     Management Fees (2)                                         1.05%        1.05%
------------------------------------------------------------------------------------
     Distribution and/or Service (12b-1) Fees                     None        0.25%
------------------------------------------------------------------------------------
     Other Expenses (3)                                          0.38%        0.38%
------------------------------------------------------------------------------------
TOTAL FUND OPERATING EXPENSES (BEFORE FEE WAIVERS/               1.43%        1.68%
EXPENSE REIMBURSEMENTS)
------------------------------------------------------------------------------------
     Amount of Fee Waiver/Expense Reimbursements                 0.00%        0.00%
------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES (AFTER FEE WAIVERS/         1.43%        1.68%
EXPENSE REIMBURSEMENTS) (4)
------------------------------------------------------------------------------------

----------
(1)  Variable  insurance  contracts  impose sales  charges and other charges and expenses on variable  insurance  contract  holders.  Such sales charges and other  charges  and  expenses  are  described  in  the  variable  insurance contract's prospectus.

(2)  Effective  January 1, 2006,  the management fee will be lowered to the base fee described above.  Beginning  January 1, 2007, the management fee may be adjusted upward or downward depending on the Fund's performance relative to its benchmark, the MSCI Emerging Markets Free Index. As a result, beginning
     January  1, 2007,  the  management  fee may range from a minimum  amount of
     0.85% at the  maximum  breakpoint  and  maximum  performance  penalty  to a maximum amount of 1.15% at the full base fee and maximum performance bonus.
     For more information see "Management" below.

(3)  "Other Expenses" reflect  administrative  services fees which are currently being charged at the maximum rate of 0.25%.

(4)  GGAMT and the Fund have entered into a written contract limiting  operating expenses  from  exceeding  1.40% for all classes of shares at least through
     May  1,  2006.  Certain  Fund  expenses  are  excluded  from  this  expense limitation  (such as taxes,  interest,  brokerage  commissions,  Rule 12b-1 fees, short-sale dividend expenses,  administrative services fees and other expenditures  which are capitalized in accordance  with generally  accepted accounting  principles and other  extraordinary  expenses).  Because of the above-referenced  exclusions  from the  limitation,  no fees are  currently being waived or expenses  reimbursed.  The Fund is  authorized to reimburse
     GGAMT for management fees  previously  waived and/or for the cost of "Other
     Expenses" paid by GGAMT provided that any such reimbursement will not cause the Fund to exceed the expense  limitations noted above.  GGAMT may request
     and   receive   reimbursement   of  fees   waived  or  limited   and  other
     reimbursements made by GGAMT at a later date not to exceed three years from the fiscal year in which the  corresponding  waiver or reimbursement to the
     Fund was made.

2.   The  following  information  replaces the  "EXAMPLE" in the Fund Summary on page 5 of the prospectus:

EXAMPLE

This example  shows what you could pay in expenses  over time.  You can also use this  example to  compare  the cost of this Fund with other  mutual  funds.  The example,  however,  does not  include  charges  that  are  imposed  by  variable insurance contracts. If these charges were reflected,  the expenses listed below would be higher.

The example  assumes  that you invest  $10,000 in the Fund for the time  periods indicated and then sell all of your shares at the end of those time periods.  It also  assumes a 5% return  each year and no  changes  in  expenses  and  expense limitations  through May 1, 2006.  Although  your actual  costs may be higher or lower, based on these assumptions the cost would be:

                   1 YEAR     3 YEARS     5 YEARS     10 YEARS
----------------------------------------------------------------------
Class I             $146        $452       $782        $1,713
----------------------------------------------------------------------
Class II            $171        $530       $913        $1,987
----------------------------------------------------------------------

3.   The   following   information   replaces  the   "INVESTMENT   ADVISER"  and
"SUBADVISER" sections on page 8 of the prospectus:

INVESTMENT ADVISER and SUBADVISER

Gartmore Global Asset Management  Trust ("GGAMT"),  1200 River Road, Suite 1000,
Conshohocken,  Pennsylvania  19428,  manages  the  investment  of the assets and supervises the daily business  affairs of the Fund. GGAMT was organized in July,
2000 and advises mutual funds and other institutional separate accounts.

Gartmore Global Partners  ("GGP"),  1200 River Road,  Suite 1000,  Conshohocken,
Pennsylvania  19428,  is the  subadviser  to the Fund and  manages its assets in accordance with its investment  objective and strategies.  GGP makes  investment decisions  for the Funds and executes  those  decisions by placing  purchase and sell orders for securities.

Both the adviser and the  subadviser are part of the Gartmore  Group,  the asset management arm of Nationwide Mutual Insurance Company. Gartmore Group represents a unified global marketing and investment  platform featuring several affiliated investment  advisers.  Collectively,  these  affiliates  (located  in the United
States,  the United  Kingdom,  and  Japan) had over $80.2  billion in net assets under management as of December 31, 2004.

MANAGEMENT FEES

The Fund  pays  GGAMT a base  management  fee on the  Fund's  average  daily net assets.  The actual  management  fee paid by the Fund for the fiscal  year ended
December 31, 2004,  expressed as a percentage  of the Fund's  average  daily net assets, was 1.15%. From its management fee, GGAMT pays GGP a subadvisory fee.

Performance-Based Fees

Effective  January 1, 2006, the management fee payable by the Fund, as expressed as a  percentage  of the Fund's  average  daily net  assets and not taking  into account any applicable waivers, will be lowered to the base fee set forth below.
See  "Management  and  Subadvisory  Fees."  The  management  fee  and  the  base subadvisory fee for the Fund may increase or decrease  depending on how the Fund performs  relative to its  respective  benchmark(s).  The Fund's  benchmark  for determining its performance-based fees is the MSCI Emerging Markets Free Index.

The Fund pays GGAMT an  investment  advisory fee that can vary  depending on the
Fund's performance relative to its benchmark. The performance fee is intended to
either  reward  or  penalize  the  investment   adviser  for   outperforming  or
underperforming, respectively, each Fund's benchmark.

The  calculation  of the total  management  fee is done in two  separate  steps.
First, the Fund calculates a base fee (to be paid at the end of each quarter) as adjusted for any  applicable  breakpoints  as described in the chart shown below under the heading  "Management and Subadvisory  Fees" (the "Base Fee Breakpoints
"). The base fee rate results in an annual fee,  calculated  and accrued  daily.
The fee rate is  applied  to each  such  fund's  average  net  assets  over that quarter.  Second, a performance  adjustment  percentage is applied to the Fund's average net assets over the 12 month rolling performance period. The performance adjustment  amount is then added to (or subtracted from, as applicable) the base fee to arrive at the Fund's total  advisory fee for the most recently  completed quarterly  subperiod and that total fee is paid at the end of that most recently completed quarter.

The  performance  fee  calculation  applies  to all of a  Fund's  share  classes equally, based on the performance of the Class III shares during the performance period. The table below shows the performance  adjustment rate applicable to the
Fund's base fee (as such base fee may be adjusted  by Base Fee  Breakpoints,  as described under "Management and Subadvisory Fees ").

         Out or Underperformance                 Change in Fees
         +/- 1 percentage point                  +/- 0.02%
         +/- 2 percentage points                 +/- 0.04%
         +/- 3 percentage points                 +/- 0.06%
         +/- 4 percentage points                 +/- 0.08%
         +/- 5 percentage points                 +/- 0.10%

The first such payment or penalty, if any, will be made at the end of March 2007 for the Fund (15 months after  implementation of the  performance-based  fees on
January 1, 2006). Thereafter, the performance adjusted advisory fee will be paid quarterly.  The  Statement of  Additional  Information  contains  more  detailed information about any possible performance adjustments.

Under these  performance fee  arrangements,  GGAMT can receive a performance fee increase even if the Fund  experiences  negative  performance that still exceeds its benchmark by more than the relevant percentage amount shown above.

Management and Subadvisory Fees

This table  shows the base  management  and  subadvisory  fees,  expressed  as a percentage of the Fund's  average  daily net assets,  as well as the maximum and minimum fees. It does not take into account any applicable waivers.

   Net Assets            Minimum Fee              Base Fee               Maximum Fee
   ----------      ----------------------  ----------------------  ----------------------
                   Management Subadvisory  Management Subadvisory  Management Subadvisory
                   ---------- -----------  ---------- -----------  ---------- -----------

On assets up to       0.95%     0.425%       1.05%      0.525%        1.15%      0.625%
$500 million

On assets of          0.90%     0.400%       1.00%      0.500%        1.10%      0.600%
$500 million or
more but less
than $2 billion

On assets of $2       0.85%     0.375%       0.95%      0.475%        1.05%      0.575%
billion and more

                     INVESTORS SHOULD RETAIN THIS SUPPLEMENT
                    WITH THE PROSPECTUS FOR FUTURE REFERENCE.

                        GARTMORE VARIABLE INSURANCE TRUST

                      Gartmore GVIT Emerging Markets Fund,
                     Gartmore GVIT International Growth Fund

                      Supplement Dated December 23, 2005 to
                          Prospectus dated May 2, 2005.

Capitalized  terms and  certain  other  terms  used in this  supplement,  unless otherwise defined in this supplement,  have the meanings assigned to them in the prospectus.

Beginning  January 1, 2006, each Fund will implement a performance fee structure and also on that date,  the base  management  fee for each Fund  expressed  as a percentage  of each Fund's  average daily net assets and not taking into account any applicable waivers, will be lowered by 0.10% as described under "Management"
beginning  on page 11 of the  prospectus.  Beginning  on January  1,  2007,  the performance  fee component will take effect and the base management fee for each
Fund may be adjusted,  on a quarterly basis, upward or downward depending on the
Fund's  performance  relative  to  its  respective  benchmark.  The  first  such adjustment will be made at the end of the fifteenth  month, on March 31, 2007 as described more fully below under "Management."

1.   The  following  information  replaces  the  "Fees and  Expenses"  table and footnotes for each Fund in the respective Fund Summary in the Prospectus:

Gartmore GVIT Emerging Markets Fund

                                                     Class I   Class II   Class III   Class VI
-----------------------------------------------------------------------------------------------
Shareholder Fees (paid directly from your
 investment) (1)                                         N/A        N/A        N/A         N/A
-----------------------------------------------------------------------------------------------
Short-Term Trading Fee (as a percentage of amount
 redeemed or exchanged) (2)                              N/A        N/A      1.00%       1.00%
-----------------------------------------------------------------------------------------------
Annual Fund Operating Expenses (deducted from
 Fund assets)
-----------------------------------------------------------------------------------------------
     Management Fees (3)                               1.05%      1.05%      1.05%       1.05%
-----------------------------------------------------------------------------------------------
     Distribution and/or Service (12b-1) Fees           None      0.25%       None       0.25%
-----------------------------------------------------------------------------------------------
     Other Expenses (4)                                0.32%      0.32%      0.32%       0.32%
-----------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES (BEFORE FEE
WAIVERS/EXPENSE REIMBURSEMENTS)                        1.37%      1.62%      1.37%       1.62%
-----------------------------------------------------------------------------------------------
Amount of Fee Waiver/Expense Reimbursements            0.00%      0.00%      0.00%       0.00%
-----------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES (AFTER FEE
WAIVERS/EXPENSE REIMBURSEMENTS) (5)                    1.37%      1.62%      1.37%       1.62%
-----------------------------------------------------------------------------------------------

----------
(1)  Variable  insurance  contracts  impose sales  charges and other charges and expenses on variable  insurance  contract  holders.  Such sales charges and other  charges  and  expenses  are  described  in  the  variable  insurance contract's prospectus.

(2)  A  short-term  trading  fee of 1.00% of the amount of the Fund  redeemed or exchanged will be charged for any Class III or Class VI shares  redeemed or exchanged  within  60 days  after the date  they  were  acquired  except as described in "Buying and Selling Fund Shares - Short-Term  Trading Fees" on
     page 14.

(3)  Effective  January 1, 2006,  the management fee will be lowered to the base fee described above.  Beginning  January 1, 2007, the management fee may be adjusted upward or downward depending on the Fund's performance relative to its  benchmark,  the MSCI Emerging  Markets Index.  As a result,  beginning
     January  1, 2007,  the  management  fee may range from a minimum  amount of
     0.85% at the  maximum  breakpoint  and  maximum  performance  penalty  to a maximum amount of 1.15% at the full base fee and maximum performance bonus.
     For more information see "Management" below.

(4)  "Other Expenses" reflect  administrative  services fees which currently are
     0.15% but which may be as high as 0.25%. At this time,  "Other Expenses" do not reflect the full 0.25% in administrative services fees because the Fund does not currently have  relationships  with  insurance  companies or their affiliates such that the full amount allowable is charged to the Fund.

(5)  GGAMT and the Fund have entered into a written contract limiting  operating expenses  from  exceeding  1.40% for all classes of shares at least through
     May  1,  2006.  Certain  Fund  expenses  are  excluded  from  this  expense limitation  (such as taxes,  interest,  brokerage  commissions,  Rule 12b-1 fees, short-sale dividend expenses,  administrative services fees and other expenditures  which are capitalized in accordance  with generally  accepted accounting  principles and other  extraordinary  expenses).  Because of the exclusion  of  administrative  services  fees from the  limitation,  if the maximum services fees was charged,  "Total Annual Fund Operating  Expenses"
     could  increase  above the amounts  shown in the table to 1.47% for Class I and Class  III  shares  and  1.72% for Class II and Class VI shares  before
     GGAMT  would  be  required  to  limit  the  Fund's  expenses.  The  Fund is authorized to reimburse GGAMT for management fees previously  waived and/or for the  cost of  "Other  Expenses"  paid by GGAMT  provided  that any such reimbursement  will not cause the Fund to exceed  the  expense  limitations noted above. GGAMT may request and receive  reimbursement of fees waived or limited  and  other  reimbursements  made by GGAMT  at a later  date not to exceed three years from the fiscal year in which the  corresponding  waiver or reimbursement to the Fund was made.

Gartmore GVIT International Growth Fund

                                                      Class I   Class II   Class III
-------------------------------------------------------------------------------------
Shareholder Fees (paid directly from your
 investment) (1)                                          N/A        N/A        N/A
-------------------------------------------------------------------------------------
Short-Term Trading Fee (as a percentage of amount
 redeemed) (2)                                            N/A        N/A      1.00%
-------------------------------------------------------------------------------------
Annual Fund Operating Expenses (deducted from Fund
 assets)
-------------------------------------------------------------------------------------
     Management Fees (3)                                0.90%      0.90%      0.90%
-------------------------------------------------------------------------------------
     Distribution and/or Service (12b-1) Fees            None      0.25%       None
-------------------------------------------------------------------------------------
     Other Expenses (4)                                 0.33%      0.34%      0.34%
-------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES (BEFORE FEE
WAIVERS/EXPENSE REIMBURSEMENTS)                         1.23%      1.49%      1.24%
-------------------------------------------------------------------------------------
Amount of Fee Waiver/Expense Reimbursements             0.00%      0.00%      0.00%
-------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES (AFTER FEE
WAIVERS/EXPENSE REIMBURSEMENTS) (5)                     1.23%      1.49%      1.24%
-------------------------------------------------------------------------------------

----------
(1)  Variable  insurance  contracts  impose sales  charges and other charges and expenses on variable  insurance  contract  holders.  Such sales charges and other  charges  and  expenses  are  described  in  the  variable  insurance contract's prospectus.

(2)  A  short-term  trading  fee of 1.00% of the amount of the Fund  redeemed or exchanged  will be charged for any Class III shares  redeemed or  exchanged within 60 days after the date they were  acquired  except as  described  in
     "Buying and Selling Fund Shares - Short-Term Trading Fees" on page 14.

(3)  Effective  January 1, 2006,  the management fee will be lowered to the base fee described above.  Beginning  January 1, 2007, the management fee may be adjusted upward or downward depending on the Fund's performance relative to its  benchmark,  the MSCI All  Country  World ex U.S.  Index.  As a result, beginning  January 1,  2007,  the  management  fee may range from a minimum amount of 0.70% at the maximum breakpoint and maximum  performance  penalty to a maximum  amount of 1.00% at the full base fee and maximum  performance bonus. For more information see "Management" below.

(4)  "Other Expenses" reflect  administrative  services fees which are currently
     0.15% but which may be as high as 0.25%. At this time,  "Other Expenses" do not reflect the full 0.25% in administrative services fees because the Fund does not currently have  relationships  with  insurance  companies or their affiliates such that the full amount allowable is charged to the Fund.

(5)  GGAMT and the Fund have entered into a written contract limiting  operating expenses  from  exceeding  1.25% for all classes of shares at least through
     May  1,  2006.  Certain  Fund  expenses  are  excluded  from  this  expense limitation  (such as taxes,  interest,  brokerage  commissions,  Rule 12b-1 fees, short-sale dividend expenses,  administrative services fees and other expenditures  which are capitalized in accordance  with generally  accepted accounting  principles and other  extraordinary  expenses).  Because of the exclusion  of  administrative  services  fees from the  limitation,  if the maximum  administrative  services  fee  was  charged,  "Total  Annual  Fund
     Operating  Expenses" could increase above the amounts shown in the table to
     1.34% for Class I and Class III shares and 1.59% for Class II shares before
     GGAMT  would  be  required  to  limit  the  Fund's  expenses.  The  Fund is authorized to reimburse GGAMT for management fees previously  waived and/or for the  cost of  "Other  Expenses"  paid by GGAMT  provided  that any such reimbursement  will not cause the Fund to exceed  the  expense  limitations noted above. GGAMT may request and receive  reimbursement of fees waived or limited  and  other  reimbursements  made by GGAMT  at a later  date not to exceed three years from the fiscal year in which the  corresponding  waiver or reimbursement to the Fund was made.

2.   The  following  information  replaces  the  "EXAMPLE"  for each Fund in the respective Fund Summary in the Prospectus:

EXAMPLE

This example  shows what you could pay in expenses  over time.  You can also use this  example to  compare  the cost of this Fund with other  mutual  funds.  The example,  however,  does not  include  charges  that  are  imposed  by  variable insurance contracts. If these charges were reflected,  the expenses listed below would be higher.

With respect to the Class III and Class VI (as applicable)  shares for the Fund, the example  does not include the effect of the  short-term  trading fee. If you sell your shares  without  holding them more than 60 days, a short-term  trading fee will be  applied in  addition  to the other Fund  operating  expenses;  as a result,  the  expenses  you will pay if you engage in short term trading will be higher than if you hold your Class III and Class VI (as  applicable)  shares for the entire period.

The example  assumes  that you invest  $10,000 in the Fund for the time  periods indicated and then sell all of your shares at the end of those time periods.  It also assumes a 5% return each year and the Fund's  operating  expenses  will not change.  Although  your  actual  costs may be  higher  or lower,  based on these assumptions the cost would be:

Gartmore GVIT Emerging Markets Fund

                   1 YEAR     3 YEARS     5 YEARS     10 YEARS
----------------------------------------------------------------------
Class I             $139        $434       $750        $1,646
----------------------------------------------------------------------
Class II            $165        $511       $881        $1,922
----------------------------------------------------------------------
Class III           $139        $434       $750        $1,646
----------------------------------------------------------------------
Class VI            $165        $511       $881        $1,922
----------------------------------------------------------------------

Gartmore GVIT International Growth Fund

                   1 YEAR     3 YEARS     5 YEARS     10 YEARS
----------------------------------------------------------------------
Class I             $125        $390       $676        $1,489
----------------------------------------------------------------------
Class II            $152        $471       $813        $1,779
----------------------------------------------------------------------
Class III           $126        $393       $681        $1,500
----------------------------------------------------------------------

3.   The following information replaces the "Investment Adviser" and
"Subadviser" information in the "Management" section beginning on page 11 of the prospectus:

INVESTMENT ADVISER

Gartmore Global Asset Management  Trust ("GGAMT"),  1200 River Road, Suite 1000,
Conshohocken,  Pennsylvania 19428,  manages the investment of each Fund's assets and  supervises  the daily  business  affairs  of each of the  Funds.  GGAMT was organized  in July  2000,  and  advises  mutual  funds and  other  institutional separate accounts.

SUBADVISER

Gartmore Global Partners  ("GGP"),  1200 River Road,  Suite 1000,  Conshohocken,
Pennsylvania  19428,  is the  subadviser  to the Funds and  manages  each Fund's assets in  accordance  with each Fund's  investment  objective  and  strategies.
Gartmore Global Partners makes  investment  decisions for the Funds and executes those decisions by placing purchase and sell orders for securities.

Both the adviser and the  subadviser are part of the Gartmore  Group,  the asset management arm of Nationwide Mutual Insurance Company. Gartmore Group represents a unified global marketing and investment  platform featuring several affiliated investment  advisers.  Collectively,  these  affiliates  (located  in the United
States,  the United  Kingdom,  and  Japan) had over $80.2  billion in net assets under management as of December 31, 2004.

MANAGEMENT FEES

Each Fund pays GGAMT a management  fee, which is based on a Fund's average daily net assets. From its management fee, GGAMT pays GGP a subadvisory fee.

Effective January 1, 2006, the management fee payable by the Funds, expressed as a percentage of each Fund's average daily net assets and not taking into account any  applicable  waivers,  will be lowered to the base fee set forth below.  See
"Management and Subadvisory Fees." The management fee for the Funds may increase or decrease  depending  on how each Fund  performs  relative  to its  respective benchmark.  The Funds' benchmarks for determining these  performance-based  fees are:

Fund                                        Benchmark
----                                        ---------
Gartmore GVIT Emerging Markets Fund         MSCI Emerging Markets Index

Gartmore GVIT International Growth Fund     MSCI All Country World ex U.S. Index

The Funds pay GGAMT an investment  advisory fee that can vary  depending on each
Fund's performance relative to its respective  benchmarks.  This performance fee is intended to reward or penalize the investment  adviser for  outperforming  or underperforming, respectively, each Fund's benchmark.

The  calculation  of the total  management  fee is done in two  separate  steps.
First, the Fund calculates a base fee (to be paid at the end of each quarter) as adjusted for any  applicable  breakpoints  as described in the chart shown below under the heading  "Management and Subadvisory  Fees" (the "Base Fee Breakpoints
"). The base fee rate results in an annual fee,  calculated  and accrued  daily.
The fee rate is  applied  to each  such  Fund's  average  net  assets  over that quarter.  Second, a performance  adjustment  percentage is applied to the Fund's average net assets over the 12 month rolling performance period. The performance adjustment  amount is then added to (or subtracted from, as applicable) the base fee to arrive at the Fund's total  advisory fee for the most recently  completed quarterly  subperiod and that total fee is paid at the end of that most recently completed quarter.

The  performance  fee  calculation  applies  to all of a  Fund's  share  classes equally, based on the performance of the Class III shares during the performance period. The table below shows the performance adjustment rate applicable to each
Fund's base fee (as such base fee may be adjusted  by Base Fee  Breakpoints,  as described under "Management and Subadvisory Fees ").

        Out or Underperformance              Change in Fees
        +/- 1 percentage point               +/- 0.02%
        +/- 2 percentage points              +/- 0.04%
        +/- 3 percentage points              +/- 0.06%
        +/- 4 percentage points              +/- 0.08%
        +/- 5 percentage points              +/- 0.10%

The first such payment or penalty, if any, will be made at the end of March 2007 for each Fund (15 months after implementation of the  performance-based  fees on
January 1, 2006).  Thereafter,  these performance adjusted advisory fees will be paid quarterly.  The Statement of Additional  Information contains more detailed information about any possible performance adjustments.

Under these  performance fee  arrangements,  GGAMT can receive a performance fee increase even if a Fund experiences  negative performance that still exceeds its benchmark by more than the relevant percentage amount shown above.

Management and Subadvisory Fees

This table  shows the base  management  and  subadvisory  fees,  expressed  as a percentage of the Fund's  average  daily net assets,  as well as the maximum and minimum fees. It does not take into account any applicable waivers.

   Net Assets                            Minimum Fee              Base Fee              Maximum Fee
   ----------                      ----------------------  ----------------------  ----------------------
                                   Management Subadvisory  Management Subadvisory  Management Subadvisory
                                   ---------- -----------  ---------- -----------  ---------- -----------

GARTMORE GVIT EMERGING MARKETS
  FUND

On assets up to $500 million           0.95%     0.425%      1.05%      0.525%      1.15%      0.625%

On assets of $500 million or
more but less than $2 billion          0.90%     0.400%      1.00%      0.500%      1.10%      0.600%

On assets of $2 billion and more       0.85%     0.375%      0.95%      0.475%      1.05%      0.575%

GARTMORE GVIT INTERNATIONAL
  GROWTH FUND

On assets of $500 million              0.80%     0.350%      0.90%      0.450%      1.00%      0.550%

On assets of $500 million or
more but less than $2 billion          0.75%     0.325%      0.85%      0.425%      0.95%      0.525%

On assets of $2 billion and more       0.70%     0.300%      0.80%      0.400%      0.90%      0.500%

Actual  Management and  Subadvisory  Fees Paid, Net of Fee Waivers During Fiscal
Year Ended December 31, 2004

                                                Management     Subadvisory
                                                   Fees            Fees

Gartmore GVIT Emerging Markets Fund               1.15%           0.575%

Gartmore GVIT  International Growth Fund          1.00%           0.500%

                     INVESTORS SHOULD RETAIN THIS SUPPLEMENT
                    WITH THE PROSPECTUS FOR FUTURE REFERENCE.

                        GARTMORE VARIABLE INSURANCE TRUST

                     Gartmore GVIT Nationwide Leaders Fund,
                     Gartmore GVIT U.S. Growth Leaders Fund,
                      Gartmore GVIT Worldwide Leaders Fund

                      Supplement Dated December 23, 2005 to
                          Prospectus dated May 2, 2005.

Capitalized  terms and  certain  other  terms  used in this  supplement,  unless otherwise defined in this supplement,  have the meanings assigned to them in the prospectus.

Beginning  January  1,  2006,  the base  management  fee for the  Gartmore  GVIT
Nationwide  Leaders Fund and the Gartmore GVIT Worldwide  Leaders Fund expressed as a  percentage  of each  Fund's  average  daily net assets and not taking into account any  applicable  waivers,  will be lowered by 0.10% as  described  under
"Management"  beginning  on page 14 of the  prospectus.  Beginning on January 1,
2007, the performance fee component will take effect and the base management fee for each  Fund  may be  adjusted,  on a  quarterly  basis,  upward  or  downward depending on the Fund's performance  relative to its respective  benchmark.  The first such adjustment  will be paid at the end of the fifteenth  month, on March
31, 2007 as described more fully below under "Management."

1.   The  following  information  replaces  the  "Fees and  Expenses"  table and footnotes  for each of the Gartmore  GVIT  Nationwide  Leaders Fund and Gartmore
GVIT Worldwide Leaders Fund in the respective Fund Summary in the prospectus:

Gartmore GVIT Nationwide Leaders Fund

                                                     Class I   Class II   Class III
------------------------------------------------------------------------------------
Shareholder Fees
 (paid directly from your investment) (1)                N/A        N/A         N/A
------------------------------------------------------------------------------------
Short-Term Trading Fee
 (as a percentage of amount redeemed) (2)                N/A        N/A       1.00%
------------------------------------------------------------------------------------
Annual Fund Operating Expenses
 (deducted from Fund assets)
------------------------------------------------------------------------------------
     Management Fees (3)                               0.80%      0.80%       0.80%
------------------------------------------------------------------------------------
     Distribution and/or Service (12b-1) Fees           None      0.25%        None
------------------------------------------------------------------------------------
     Other Expenses (4)                                0.29%      0.29%       0.27%
------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES (BEFORE FEE       1.09%      1.34%       1.07%
WAIVERS/EXPENSE REIMBURSEMENTS) (5)
------------------------------------------------------------------------------------
Amount of Fee Waiver/Expense Reimbursements            0.00%      0.00%       0.00%
------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES (AFTER FEE        1.09%      1.34%       1.07%
WAIVERS/EXPENSE REIMBURSEMENTS) (5)
------------------------------------------------------------------------------------

----------
(1)  Variable  insurance  contracts  impose sales  charges and other charges and expenses on variable  insurance  contract  holders.  Such sales charges and other  charges  and  expenses  are  described  in  the  variable  insurance contract's prospectus.

(2)  A  short-term  trading  fee of 1.00% of the amount of the Fund  redeemed or exchanged  will be charged for any Class III shares  redeemed or  exchanged within 60 days after the date they were  acquired  except as  described  in
     "Buying and Selling Fund Shares - Short-Term Trading Fees" on page 18.

(3)  Effective  January 1, 2006,  the management fee will be lowered to the base fee described above.  Beginning  January 1, 2007, the management fee may be adjusted upward or downward depending on the Fund's performance relative to its benchmark,  the S&P 500 Index. As a result,  beginning January 1, 2007, the  management fee may range from a minimum amount of 0.55% at the maximum breakpoint and maximum  performance penalty to a maximum amount of 0.90% at the full base fee and maximum  performance  bonus. For more information see
     "Management" below.

(4)  "Other Expenses" reflect  administrative  services fees which are currently
     0.15% but which may be as high as 0.25%. At this time,  "Other Expenses" do not reflect the full 0.25% in administrative services fees because the Fund does not currently have  relationships  with  insurance  companies or their affiliates such that the full amount allowable is charged to the Fund.

(5)  GMF and the Fund have entered into a written  contract  limiting  operating expenses  from  exceeding  1.10% for all classes of shares at least through
     May  1,  2006.  Certain  Fund  expenses  are  excluded  from  this  expense limitation  (such as taxes,  interest,  brokerage  commissions,  Rule 12b-1 fees, short-sale dividend expenses,  administrative services fees and other expenditures  which are capitalized in accordance  with generally  accepted accounting  principles and other  extraordinary  expenses).  Because of the exclusion  of  administrative  services  fees  from the  limitation  if the maximum amount of administrative  services fees was charged,  "Total Annual
     Fund  Operating  Expenses"  could  increase  above the amounts shown in the table to 1.19%  for Class I and  Class  III  shares  and 1.44% for Class II shares before GMF would be required to limit the Fund's expenses.  The Fund is authorized to reimburse GMF for management fees previously waived and/or for the  cost of  "Other  Expenses"  paid by GMF  provided  that  any  such reimbursement  will not cause the Fund to exceed  the  expense  limitations noted above.  GMF may request and receive  reimbursement  of fees waived or limited and other  reimbursements made by GMF at a later date not to exceed three  years  from the  fiscal  year in which the  corresponding  waiver or reimbursement to the Fund was made.

Gartmore GVIT Worldwide Leaders Fund
                                                 Class I   Class II   Class III
--------------------------------------------------------------------------------
Shareholder Fees
 (paid directly from your investment) (1)            N/A        N/A         N/A
--------------------------------------------------------------------------------
Short-Term Trading Fee
 (as a percentage of amount redeemed) (2)            N/A        N/A       1.00%
--------------------------------------------------------------------------------
Annual Fund Operating Expenses
 (deducted from Fund assets)
--------------------------------------------------------------------------------
     Management Fees (3)                           0.90%      0.90%       0.90%
--------------------------------------------------------------------------------
     Distribution and/or Service (12b-1) Fees       None      0.25%        None
--------------------------------------------------------------------------------
     Other Expenses (4)                            0.25%      0.25%       0.25%
--------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES               1.15%      1.40%       1.15%
--------------------------------------------------------------------------------

----------
(1)  Variable  insurance  contracts  impose sales  charges and other charges and expenses on variable  insurance  contract  holders.  Such sales charges and other  charges  and  expenses  are  described  in  the  variable  insurance contract's prospectus.

(2)  A  short-term  trading  fee of 1.00% of the amount of the Fund  redeemed or exchanged  will be charged for any Class III shares  redeemed or  exchanged within 60 days after the date they were  acquired  except as  described  in
     "Buying and Selling Fund Shares - Short-Term Trading Fees" on page 18.

(3)  Effective  January 1, 2006,  the management fee will be lowered to the base fee described above.  Beginning  January 1, 2007, the management fee may be adjusted upward or downward depending on the Fund's performance relative to its  benchmark,  the MSCI World Index.  As a result,  beginning  January 1,
     2007,  the  management  fee may range from a minimum amount of 0.75% at the maximum  breakpoint  level and  maximum  performance  penalty  to a maximum amount of 1.00% at the full base fee and  maximum  performance  bonus.  For more information see "Management" below.

(4)  "Other Expenses" reflect  administrative  services fees which are currently
     0.15% but which may be as high as 0.25%. At this time,  "Other Expenses" do not reflect the full 0.25% in administrative services fees because the Fund does not currently have  relationships  with  insurance  companies or their affiliates such that the full amount allowable is charged to the Fund.

2.   The following  information  replaces the "EXAMPLE" for each of the Gartmore
GVIT Nationwide Leaders Fund and the Gartmore GVIT Worldwide Leaders Fund in the
respective Fund Summary in the prospectus:

EXAMPLE

This example  shows what you could pay in expenses  over time.  You can also use this  example to  compare  the cost of this Fund with other  mutual  funds.  The example,  however,  does not  include  charges  that  are  imposed  by  variable insurance contracts. If these charges were reflected,  the expenses listed below would be higher.

With respect to the Class III shares for the Fund,  the example does not include the  effect of the  short-term  trading  fee.  If you sell your  shares  without holding  them more than 60 days,  a  short-term  trading  fee will be applied in addition to the other Fund  operating  expenses;  as a result,  the expenses you will pay if you engage in short  term  trading  will be higher  than if you hold your Class III shares for the entire period.

The example  assumes  that you invest  $10,000 in the Fund for the time  periods indicated and then sell all of your shares at the end of those time periods.  It also assumes a 5% return each year and the Fund's  operating  expenses  will not change.  Although  your  actual  costs may be  higher  or lower,  based on these assumptions the cost would be:

Gartmore GVIT Nationwide Leaders Fund

                   1 YEAR     3 YEARS     5 YEARS     10 YEARS
----------------------------------------------------------------------
Class I             $111        $347       $601        $1,329
----------------------------------------------------------------------
Class II            $136        $425       $734        $1,613
----------------------------------------------------------------------
Class III           $109        $340       $590        $1,306
----------------------------------------------------------------------

Gartmore GVIT Worldwide Leaders Fund

                   1 YEAR     3 YEARS     5 YEARS     10 YEARS
----------------------------------------------------------------------
Class I             $117        $365       $633        $1,398
----------------------------------------------------------------------
Class II            $143        $443       $766        $1,680
----------------------------------------------------------------------
Class III           $117        $365       $633        $1,398
----------------------------------------------------------------------

3.   The following information replaces the information with respect to Gartmore
GVIT Nationwide Leaders Fund and the Gartmore GVIT Worldwide Leaders Fund in the
"Management" section beginning on page 14 of the prospectus:

INVESTMENT ADVISER

Gartmore  Mutual  Fund  Capital  Trust  ("GMF"),  1200 River  Road,  Suite 1000,
Conshohocken,   Pennsylvania  19428,   manages  the  investment  of  assets  and
supervises the daily business affairs of these Funds. GMF was organized in 1999, and manages mutual fund assets.

GMF is part of the Gartmore Group, the asset management arm of Nationwide Mutual
Insurance  Company.  Gartmore Group  represents a unified  global  marketing and
investment   platform   featuring  several   affiliated   investment   advisers.
Collectively,  these affiliates  (located in the United States,  United Kingdom, and Japan) had over $80.2 billion in net assets under  management as of December
31, 2004.

SUBADVISER - GARTMORE GVIT WORLDWIDE LEADERS FUND

Gartmore Global Partners  ("GGP"),  1200 River Road,  Suite 1000,  Conshohocken,
Pennsylvania  19428,  is the subadviser to the Gartmore GVIT  Worldwide  Leaders
Fund.  Subject to the  supervision  of GMF and the  Trustees,  GGP  manages  the
Gartmore GVIT  Worldwide  Leaders  Fund's  assets in accordance  with the Fund's investment  objective and  strategies.  GGP makes  investment  decisions for the
Gartmore GVIT  Worldwide  Leaders Fund and, in connection  with such  investment decisions, places purchase and sell orders for securities.

MANAGEMENT FEES

The Funds pay their respective investment advisers a base management fee on each
Fund's  average  daily  net  assets.  From its  management  fee,  GMF pays GGP a subadvisory fee for Gartmore GVIT Worldwide Leaders Fund.

Performance-Based  Fees - Gartmore GVIT Nationwide  Leaders Fund,  Gartmore GVIT
Worldwide Leaders Fund

Effective  January 1, 2006,  the  management  fee payable by the  Gartmore  GVIT
Nationwide  Leaders  Fund and the  Gartmore  GVIT  Worldwide  Leaders  Fund,  as
expressed as a percentage of each Fund's average daily net assets and not taking into account any applicable  waivers,  will be lowered to the base fee set forth below.  See "Management and Subadvisory  Fees." The management fee for the Funds may  increase or decrease  depending on how each Fund  performs  relative to its
respective   benchmark(s).   The  Funds'   benchmarks  for   determining   these
performance-based fees are:

Fund                                        Benchmark
----                                        ---------
Gartmore GVIT Nationwide Leaders Fund       S&P 500 Index

Gartmore GVIT Worldwide Leaders Fund        MSCI World Index

The Funds pay GMF an  investment  advisory  fee that can vary  depending on each
Fund's performance relative to its respective benchmark. This performance fee is intended to reward or penalize  the  investment  adviser  for  outperforming  or underperforming, respectively, each Fund's benchmark.

The  calculation  of the total  management  fee is done in two  separate  steps.
First, the Fund calculates a base fee (to be paid at the end of each quarter) as adjusted for any  applicable  breakpoints  as described in the chart shown below under the heading  "Management and Subadvisory  Fees" (the "Base Fee Breakpoints
"). The base fee rate results in an annual fee,  calculated  and accrued  daily.
The fee rate is  applied  to each  such  Fund's  average  net  assets  over that quarter.  Second, a performance  adjustment  percentage is applied to the Fund's average net assets over the 12 month rolling performance period. The performance adjustment  amount is then added to (or subtracted from, as applicable) the base fee to arrive at the Fund's total  advisory fee for the most recently  completed quarterly  subperiod and that total fee is paid at the end of that most recently completed quarter.

The  performance  fee  calculation  applies  to all of a  Fund's  share  classes equally, based on the performance of the Class III shares during the performance period. The table below shows the performance adjustment rate applicable to each
Fund's base fee (as such base fee may be adjusted  by Base Fee  Breakpoints,  as described under "Management and Subadvisory Fees ").

        Out or Underperformance              Change in Fees
        +/- 1 percentage point               +/- 0.02%
        +/- 2 percentage points              +/- 0.04%
        +/- 3 percentage points              +/- 0.06%
        +/- 4 percentage points              +/- 0.08%
        +/- 5 percentage points              +/- 0.10%

The first such payment or penalty, if any, will be made at the end of March 2007 for each Fund (15 months after implementation of the  performance-based  fees on
January 1, 2006).  Thereafter,  these performance adjusted advisory fees will be paid quarterly.  The Statement of Additional  Information contains more detailed information about any possible performance adjustments.

Under these  performance  fee  arrangements,  GMF can receive a performance  fee increase even if a Fund experiences  negative performance that still exceeds its benchmark by more than the relevant percentage amount shown above.

Management and Subadvisory Fees

This table  shows the base  management  and  subadvisory  fees,  expressed  as a percentage of the Fund's  average  daily net assets,  as well as the maximum and minimum fees. It does not take into account any applicable waivers.

   Net Assets                             Minimum Fee             Base Fee               Maximum Fee
   ----------                      ----------------------  ----------------------  ----------------------
                                   Management Subadvisory  Management Subadvisory  Management Subadvisory
                                   ---------- -----------  ---------- -----------  ---------- -----------

GARTMORE GVIT NATIONWIDE
  LEADERS FUND

On assets up to $500 million           0.70%       --        0.80%        --          0.90%        --

On assets of $500 million or
 more but less than $2 billion         0.60%       --        0.70%        --          0.80%        --

On assets of $2 billion and more       0.55%       --        0.65%        --          0.75%        --

GARTMORE GVIT WORLDWIDE
  LEADERS FUND

On assets up to $50 million            0.80%     0.450%      0.90%      0.550%        1.00%      0.650%

On assets of $50 million or more       0.75%     0.400%      0.85%      0.500%        0.95%      0.600%

Actual  Management and  Subadvisory  Fees Paid, Net of Fee Waivers During Fiscal
Year Ended December 31, 2004

                                                Management     Subadvisory
                                                   Fees            Fees

Gartmore GVIT Nationwide Leaders Fund             0.90%            N/A

Gartmore GVIT Worldwide Leaders Fund              1.00%           0.60%

PORTFOLIO MANAGEMENT

Gartmore GVIT Nationwide Leaders Fund

Gary D. Haubold is the portfolio manager of the Fund. As portfolio manager,  Mr.
Haubold is responsible  for the day-to-day  management of the Fund and selection of the Fund's investments.

Mr.  Haubold,  CFA,  has 20 years of  investment  experience  and  joined GMF in
December 2003 from Edge Capital  Management,  an equity hedge fund he founded in
2000. From 1997 to 2000, he was the senior portfolio  manager on several small-, mid- and  large-cap  value  funds at  Pilgrim  Baxter and  Associates.  Prior to joining Pilgrim  Baxter,  Mr. Haubold was a senior  portfolio  manager at Miller
Anderson & Sherrerd, which is now part of Morgan Stanley Asset Management.

Gartmore GVIT Worldwide Leaders Fund

GGP takes a team  approach to  portfolio  construction,  allowing  investors  to benefit from the skills of all the members of the team,  not just one investment manager.  The  following  describes  the person  primarily  responsible  for the day-to-day management of the Gartmore GVIT Worldwide Leaders Fund.

Neil  Rogan is the  leader of the  portfolio  management  team  responsible  for day-to-day  management  of the Gartmore  GVIT  Worldwide  Leaders  Fund. He also manages the Gartmore  Worldwide Leaders Fund and other investment  companies not offered in the United States.  Mr. Rogan joined Gartmore  Investment  Management plc, an affiliate of GGP, as head of Asia Pacific Equities in September 1997. In
December   1999,  he  was  appointed   head  of   International   Equities  with
responsibility for the Asia Pacific,  Emerging Markets,  Japanese, US and Global
Equities  management  teams. In January 2001 Mr. Rogan undertook  responsibility for the Global  Equity  Team.  Prior to joining  Gartmore,  Mr. Rogan worked for
Touche Remnant,  where he specialized in Pacific & Emerging Markets (1982-1985),
Flemings in London, where he was appointed head of the Pacific Region Portfolios
Group in 1989  (1985-1992)  and Jardine  Fleming  Investment  Management in Hong
Kong,  where he served as a director  and senior fund manager  (1992-1997).  Mr.
Rogan is also an associate member of the UK Society of Investment Professionals.

ADDITIONAL INFORMATION ABOUT THE PORTFOLIO MANAGERS

The  SAI  provides   additional   information  about  each  portfolio  manager's
compensation,  other accounts managed by the portfolio manager and the portfolio manager's  ownership  of  securities  in the  Fund(s)  managed by the  portfolio manager, if any.

                     INVESTORS SHOULD RETAIN THIS SUPPLEMENT
                    WITH THE PROSPECTUS FOR FUTURE REFERENCE.

                        GARTMORE VARIABLE INSURANCE TRUST

                  Gartmore GVIT Global Financial Services Fund,
                   Gartmore GVIT Global Health Sciences Fund,
            Gartmore GVIT Global Technology and Communications Fund,
                       Gartmore GVIT Global Utilities Fund

                      Supplement Dated December 23, 2005 to
                          Prospectus dated May 2, 2005.

Capitalized  terms and  certain  other  terms  used in this  supplement,  unless otherwise defined in this supplement,  have the meanings assigned to them in the prospectus.

Beginning  January 1, 2006, each Fund will implement a performance fee structure and also on that date,  the base  management  fee for each Fund  expressed  as a percentage  of each Fund's  average daily net assets and not taking into account any applicable waivers, will be lowered by 0.10% as described under "Management"
beginning  on page 18 of the  prospectus.  Beginning  on  January  1,  2007  the performance  fee component will take effect and the base management fee for each
Fund may be adjusted,  on a quarterly basis, upward or downward depending on the
Fund's  performance  relative  to  its  respective  benchmark.  The  first  such adjustment will be paid at the end of the fifteenth month, on March 31, 2007, as described more fully below under "Management."

1.   The  following  information  replaces  the  "Fees and  Expenses"  table and footnotes for each Fund in the respective Fund Summary in the prospectus:

Gartmore GVIT Global Financial Services Fund

                                                 Class I   Class II   Class III
--------------------------------------------------------------------------------
Shareholder Fees
 (paid directly from your investment) (1)           N/A         N/A         N/A
--------------------------------------------------------------------------------
Short-Term Trading Fee
 (as a percentage of amount redeemed) (2)           N/A         N/A       1.00%
--------------------------------------------------------------------------------
Annual Fund Operating Expenses
 (deducted from Fund assets)
--------------------------------------------------------------------------------
     Management Fees (3)                          0.90%       0.90%       0.90%
--------------------------------------------------------------------------------
     Distribution and/or Service (12b-1) Fees      None       0.25%        None
--------------------------------------------------------------------------------
     Other Expenses (4)                           0.27%       0.27%       0.24%
--------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES              1.17%       1.42%       1.14%
--------------------------------------------------------------------------------

----------
(1)  Variable  insurance  contracts  impose sales  charges and other charges and expenses on variable  insurance  contract  holders.  Such sales charges and other  charges  and  expenses  are  described  in  the  variable  insurance contract's prospectus.

(2)  A  short-term  trading  fee of 1.00% of the amount of the Fund  redeemed or exchanged  will be charged for any Class III shares  redeemed or  exchanged within 60 days after the date they were  acquired  except as  described  in
     "Buying and Selling Fund Shares - Short-Term Trading Fees" on page 22.

(3)  Effective  January 1, 2006,  the management fee will be lowered to the base fee described above.  Beginning  January 1, 2007, the management fee may be adjusted upward or downward depending on the Fund's performance relative to its benchmark,  the MSCI World  Financials  Index.  As a result,  beginning
     January  1, 2007,  the  management  fee may range from a minimum  amount of
     0.70% at the  maximum  breakpoint  and  maximum  performance  penalty  to a maximum amount of 1.00% at the full base fee and maximum performance bonus.
     For more information see "Management" below.

(4)  "Other Expenses" include  administrative  services fees which are currently
     0.15% but which may be as high as 0.25%. At this time,  "Other Expenses" do not reflect the full 0.25% in administrative services fees because the Fund does not currently have  relationships  with  insurance  companies or their affiliates such that the full amount allowable is charged to the Fund.

Gartmore GVIT Global Health Sciences Fund

                                                 Class I   Class II   Class III   Class VI
-------------------------------------------------------------------------------------------
Shareholder Fees (paid directly from your            N/A        N/A         N/A        N/A
investment) (1)
-------------------------------------------------------------------------------------------
Short-Term Trading Fee (as a percentage of           N/A        N/A       1.00%      1.00%
amount redeemed) (2)
-------------------------------------------------------------------------------------------
Annual Fund Operating Expenses (deducted
from Fund assets)
-------------------------------------------------------------------------------------------
     Management Fees (3)                           0.90%      0.90%       0.90%      0.90%
-------------------------------------------------------------------------------------------
     Distribution and/or Service (12b-1) Fees       None      0.25%        None      0.25%
-------------------------------------------------------------------------------------------
     Other Expenses (4)                            0.25%      0.25%       0.25%      0.25%
-------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES               1.15%      1.40%       1.15%      1.40%
-------------------------------------------------------------------------------------------

----------
(1)  Variable  insurance  contracts  impose sales  charges and other charges and expenses on variable  insurance  contract  holders.  Such sales charges and other  charges  and  expenses  are  described  in  the  variable  insurance contract's prospectus.

(2)  A  short-term  trading  fee of 1.00% of the amount of the Fund  redeemed or exchanged will be charged for any Class III or Class VI shares  redeemed or exchanged  within  60 days  after the date  they  were  acquired  except as described in "Buying and Selling Fund Shares - Short-Term  Trading Fees" on
     page 22.

(3)  Effective  January 1, 2006,  the management fee will be lowered to the base fee described above.  Beginning  January 1, 2007, the management fee may be adjusted upward or downward depending on the Fund's performance relative to its benchmark,  the Goldman Sachs Healthcare Index. As a result,  beginning
     January  1, 2007,  the  management  fee may range from a minimum  amount of
     0.70% at the  maximum  breakpoint  and  maximum  performance  penalty  to a maximum amount of 1.00% at the full base fee and maximum performance bonus.
     For more information see "Management" below.

(4)  "Other Expenses" include  administrative  services fees which are currently
     0.15% but which may be as high as 0.25%. At this time,  "Other Expenses" do not reflect the full 0.25% in administrative services fees because the Fund does not currently have  relationships  with  insurance  companies or their affiliates such that the full amount allowable is charged to the Fund.

Gartmore GVIT Global Technology and Communications Fund

                                                    Class I   Class II   Class III   Class VI
----------------------------------------------------------------------------------------------
Shareholder Fees (paid directly from your
  investment) (1)                                       N/A        N/A         N/A        N/A
----------------------------------------------------------------------------------------------
Short-Term Trading Fee (as a percentage of
  amount redeemed) (2)                                  N/A        N/A       1.00%      1.00%
----------------------------------------------------------------------------------------------
Annual Fund Operating Expenses (deducted
  from Fund assets)
----------------------------------------------------------------------------------------------
     Management Fees (3)                              0.88%      0.88%       0.88%      0.88%
----------------------------------------------------------------------------------------------
     Distribution and/or Service (12b-1) Fees          None      0.25%        None      0.25%
----------------------------------------------------------------------------------------------
     Other Expenses (4)                               0.30%      0.30%       0.30%      0.30%
----------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES (BEFORE FEE
  WAIVERS/EXPENSE REIMBURSEMENTS) (5)                 1.18%      1.43%       1.18%      1.43%
----------------------------------------------------------------------------------------------
Amount of Fee Waivers/Expense Reimbursements          0.00%      0.00%       0.00%      0.00%
----------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES (AFTER FEE
  WAIVERS/EXPENSE REIMBURSEMENTS) (5)                 1.18%      1.43%       1.18%      1.43%
----------------------------------------------------------------------------------------------

----------
(1)  Variable  insurance  contracts  impose sales  charges and other charges and expenses on variable  insurance  contract  holders.  Such sales charges and other  charges  and  expenses  are  described  in  the  variable  insurance contract's prospectus.

(2)  A  short-term  trading  fee of 1.00% of the amount of the Fund  redeemed or exchanged will be charged for any Class III or Class VI shares  redeemed or exchanged  within  60 days  after the date  they  were  acquired  except as described in "Buying and Selling Fund Shares - Short-Term  Trading Fees" on
     page 22.

(3)  Effective  January 1, 2006,  the management fee will be lowered to the base fee described above.  Beginning  January 1, 2007, the management fee may be adjusted upward or downward depending on the Fund's performance relative to its benchmark,  the Goldman Sachs Technology  Composite Index. As a result, beginning  January 1,  2007,  the  management  fee may range from a minimum amount of 0.68% at the maximum breakpoint and maximum  performance  penalty to a maximum  amount of 0.98% at the full base fee and maximum  performance bonus. For more information see "Management" below.

(4)  "Other Expenses" include  administrative  services fees which are currently
     0.15% but which may be as high as 0.25%. At this time,  "Other Expenses" do not reflect the full 0.25% in administrative services fees because the Fund does not currently have  relationships  with  insurance  companies or their affiliates such that the full amount allowable is charged to the Fund.

(5)  GMF and the Fund have entered into a written  contract  limiting  operating expenses  from  exceeding  1.23% for all classes of shares at least through
     May  1,  2006.  Certain  Fund  expenses  are  excluded  from  this  expense limitation  (such as taxes,  interest,  brokerage  commissions,  Rule 12b-1 fees, short-sale dividend expenses,  administrative services fees and other expenditures  which are capitalized in accordance  with generally  accepted accounting  principles and other  extraordinary  expenses).  Because of the exclusion  of  administrative  services  fees from the  limitation,  if the maximum amount of administrative  services fees was charged,  "Total Annual
     Fund  Operating  Expenses"  could  increase  above the amounts shown in the table to 1.28% for Class I and Class III  shares and 1.53% for Class II and
     Class VI shares before GMF would be required to limit the Fund's  expenses.
     The Fund is  authorized  to reimburse GMF for  management  fees  previously waived  and/or for the cost of "Other  Expenses"  paid by GMF provided that any such  reimbursement  will not  cause  the Fund to  exceed  the  expense limitations noted above. GMF may request and receive  reimbursement of fees waived or limited and other  reimbursements made by GMF at a later date not to exceed  three  years  from the  fiscal  year in which the  corresponding waiver or reimbursement to the Fund was made.

Gartmore GVIT Global Utilities Fund

                                                 Class I   Class II   Class III
--------------------------------------------------------------------------------
Shareholder Fees
(paid directly from your investment) (1)             N/A        N/A         N/A
--------------------------------------------------------------------------------
Short-Term Trading Fee
(as a percentage of amount redeemed
or exchanged) (2)                                    N/A        N/A       1.00%
--------------------------------------------------------------------------------
Annual Fund Operating Expenses
(deducted from Fund assets)
--------------------------------------------------------------------------------
     Management Fees (3)                           0.70%      0.70%       0.70%
--------------------------------------------------------------------------------
     Distribution and/or Service (12b-1) Fees       None      0.25%        None
--------------------------------------------------------------------------------
     Other Expenses (4)                            0.28%      0.28%       0.24%
--------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES               0.98%      1.23%       0.94%
--------------------------------------------------------------------------------

----------
(1)  Variable  insurance  contracts  impose sales  charges and other charges and expenses on variable  insurance  contract  holders.  Such sales charges and other  charges  and  expenses  are  described  in  the  variable  insurance contract's prospectus.

(2)  A  short-term  trading  fee of 1.00% of the amount of the Fund  redeemed or exchanged  will be charged for any Class III shares  redeemed or  exchanged within 60 days after the date they were  acquired  except as  described  in
     "Buying and Selling Fund Shares - Short-Term Trading Fees" on page 22.

(3)  Effective  January 1, 2006,  the management fee will be lowered to the base fee described above.  Beginning  January 1, 2007, the management fee may be adjusted upward or downward depending on the Fund's performance relative to its  benchmark,  the MSCI World Telecom  Services  Index  (60%)/MSCI  World
     Utilities  Index  (40%).  As a  result,  beginning  January  1,  2007,  the management  fee may  range  from a minimum  amount of 0.50% at the  maximum breakpoint and maximum  performance penalty to a maximum amount of 0.80% at the full base fee and maximum  performance  bonus. For more information see
     "Management" below.

(4)  "Other Expenses" include  administrative  services fees which are currently
     0.15% but which may be as high as 0.25%. At this time,  "Other Expenses" do not reflect the full 0.25% in administrative services fees because the Fund does not currently have  relationships  with  insurance  companies or their affiliates such that the full amount allowable is charged to the Fund.

2.   The  following  information  replaces  the  "EXAMPLE"  for each Fund in the respective Fund Summary in the prospectus:

EXAMPLE

This example  shows what you could pay in expenses  over time.  You can also use this  example to  compare  the cost of this Fund with other  mutual  funds.  The example,  however,  does not  include  charges  that  are  imposed  by  variable insurance contracts. If these charges were reflected,  the expenses listed below would be higher.

With  respect to the Class III and Class VI (as  applicable)  shares for a Fund, the example  does not include the effect of the  short-term  trading fee. If you sell your shares  without  holding them more than 60 days, a short-term  trading fee will be  applied in  addition  to the other Fund  operating  expenses;  as a result,  the  expenses  you will pay if you engage in short term trading will be higher  than if you hold your Class III or Class VI (as  applicable)  shares for the entire period.

The example  assumes  that you invest  $10,000 in the Fund for the time  periods indicated and then sell all of your shares at the end of those time periods.  It also assumes a 5% return each year and the Fund's  operating  expenses  will not change.  Although  your  actual  costs may be  higher  or lower,  based on these assumptions the cost would be:

Gartmore GVIT Global Financial Services Fund

                   1 YEAR     3 YEARS     5 YEARS     10 YEARS
----------------------------------------------------------------------
Class I             $119        $372       $644        $1,420
----------------------------------------------------------------------
Class II            $145        $449       $776        $1,702
----------------------------------------------------------------------
Class III           $116        $362       $628        $1,386
----------------------------------------------------------------------

Gartmore GVIT Global Health Sciences Fund

                   1 YEAR     3 YEARS     5 YEARS     10 YEARS
----------------------------------------------------------------------
Class I             $117        $365       $633        $1,398
----------------------------------------------------------------------
Class II            $143        $443       $766        $1,680
----------------------------------------------------------------------
Class III           $117        $365       $633        $1,398
----------------------------------------------------------------------
Class VI            $127        $397       $686        $1,511
----------------------------------------------------------------------

Gartmore GVIT Global Technology and Communications Fund

                   1 YEAR     3 YEARS     5 YEARS     10 YEARS
----------------------------------------------------------------------
Class I             $120        $375       $649        $1,432
----------------------------------------------------------------------
Class II            $146        $452       $782        $1,713
----------------------------------------------------------------------
Class III           $120        $375       $649        $1,432
----------------------------------------------------------------------
Class VI            $146        $452       $782        $1,713
----------------------------------------------------------------------

Gartmore GVIT Global Utilities Fund

                   1 YEAR     3 YEARS     5 YEARS     10 YEARS
----------------------------------------------------------------------
Class I             $100        $312       $542        $1,201
----------------------------------------------------------------------
Class II            $125        $390       $676        $1,489
----------------------------------------------------------------------
Class III            $96        $300       $520        $1,155
----------------------------------------------------------------------

3.   The following  information  replaces the  information  in the  "Management"
section beginning on page 18 of the prospectus:

INVESTMENT ADVISER - GARTMORE GVIT GLOBAL HEALTH SCIENCES FUND AND GARTMORE GVIT
GLOBAL TECHNOLOGY AND COMMUNICATIONS FUND

Gartmore  Mutual  Fund  Capital  Trust  ("GMF"),  1200 River  Road,  Suite 1000,
Conshohocken,   Pennsylvania  19428,   manages  the  investment  of  assets  and
supervises the daily business  affairs of these Funds. GMF was organized in 1999 and manages mutual fund assets.

GMF is part of the Gartmore Group, the asset management arm of Nationwide Mutual
Insurance  Company.  Gartmore Group  represents a unified  global  marketing and
investment   platform   featuring  several   affiliated   investment   advisers.
Collectively,  these affiliates  (located in the United States,  United Kingdom, and Japan) had over $80.2 billion in net assets under  management as of December
31, 2004.

INVESTMENT ADVISER AND SUBADVISER - GARTMORE GVIT GLOBAL FINANCIAL SERVICES FUND
AND GARTMORE GVIT GLOBAL UTILITIES FUND

Gartmore Global Asset Management  Trust ("GGAMT"),  1200 River Road, Suite 1000,
Conshohocken,  Pennsylvania  19428,  manages  the  investment  of the assets and supervises the daily business affairs of the Funds.  GGAMT was organized in July
2000, and advises mutual funds and institutional separate accounts.  GGAMT is an affiliate of GMF and also is part of the Gartmore Group.

Gartmore Global Partners  ("GGP"),  1200 River Road,  Suite 1000,  Conshohocken,
Pennsylvania  19428,  is the subadviser to the Funds and manages their assets in accordance with their respective investment objective and strategies.  GGP makes investment  decisions  for the Funds and  executes  those  decisions  by placing purchase and sell orders for securities.

GGP is an affiliate of GMF and GGAMT and is part of the Gartmore Group.

MANAGEMENT FEES

The Funds pay their respective investment advisers a base management fee on each
Fund's  average  daily net assets.  From its  management  fee,  GGAMT pays GGP a subadvisory fee.

Performance-Based Fees

Effective January 1, 2006, the management fee payable by the Funds, as expressed as a  percentage  of such  Fund's  average  daily net assets and not taking into account any applicable waivers, will be lowered to the base fee set forth below.
See  "Management  and  Subadvisory  Fees." The  management fee for the Funds may increase  or  decrease  depending  on how each  Fund  performs  relative  to its
respective   benchmark(s).   The  Funds'   benchmarks  for   determining   these
performance-based fees are:

Fund                                        Benchmark
----                                        ---------
Gartmore GVIT Global Financial
Services Fund                               MSCI World Financials Index

Gartmore GVIT Global Health
Sciences Fund                               Goldman Sachs Healthcare Index

Gartmore GVIT Global Technology             Goldman Sachs Technology Composite
and Communications Fund                     Index

Gartmore GVIT Global Utilities Fund         60% MSCI World Telecom Services
                                            Index/40% MSCI World Utilities Index

The Funds pay their respective  investment  advisers an investment  advisory fee that can vary  depending on each Fund's  performance  relative to its respective benchmark. This performance fee is intended to reward or penalize the investment
adviser  for  outperforming  or  underperforming,   respectively,   each  Fund's
benchmark(s).

The  calculation  of the total  management  fee is done in two  separate  steps.
First, the Fund calculates a base fee (to be paid at the end of each quarter) as adjusted for any  applicable  breakpoints  as described in the chart shown below under the heading  "Management and Subadvisory  Fees" (the "Base Fee Breakpoints
"). The base fee rate results in an annual fee,  calculated  and accrued  daily.
The fee rate is  applied  to each  such  Fund's  average  net  assets  over that quarter.  Second, a performance  adjustment  percentage is applied to the Fund's average net assets over the 12 month rolling performance period. The performance adjustment  amount is then added to (or subtracted from, as applicable) the base fee to arrive at the Fund's total  advisory fee for the most recently  completed quarterly  subperiod and that total fee is paid at the end of that most recently completed quarter.

The  performance  fee  calculation  applies  to all of a  Fund's  share  classes equally, based on the performance of the Class III shares during the performance period. The table below shows the performance adjustment rate applicable to each
Fund's base fee (as such base fee may be adjusted  by Base Fee  Breakpoints,  as described under "Management and Subadvisory Fees ").

        Out or Underperformance              Change in Fees
        +/- 1 percentage point               +/- 0.02%
        +/- 2 percentage points              +/- 0.04%
        +/- 3 percentage points              +/- 0.06%
        +/- 4 percentage points              +/- 0.08%
        +/- 5 percentage points              +/- 0.10%

The first such payment or penalty, if any, will be made at the end of March 2007 for each Fund (15 months after implementation of the  performance-based  fees on
January 1, 2006).  Thereafter,  these performance adjusted advisory fees will be paid quarterly.  The Statement of Additional  Information contains more detailed information about any possible performance adjustments.

Under these  performance  fee  arrangements,  GMF or GGAMT,  as applicable,  can receive  a  performance  fee  increase  even  if  a  Fund  experiences  negative performance  that  still  exceeds  its  benchmark  by  more  than  the  relevant percentage amount shown above.

Management and Subadvisory Fees

This table  shows the base  management  and  subadvisory  fees,  expressed  as a percentage of the Fund's  average  daily net assets,  as well as the maximum and minimum fees. It does not take into account any applicable waivers.

   Net Assets                               Minimum Fee             Base Fee               Maximum Fee
   ----------                        ----------------------  ----------------------  ----------------------
                                     Management Subadvisory  Management Subadvisory  Management Subadvisory
                                     ---------- -----------  ---------- -----------  ---------- -----------
GARTMORE GVIT GLOBAL FINANCIAL
  SERVICES FUND

On assets up to $500 million             0.80%     0.350%      0.90%      0.450%        1.00%      0.550%

On assets of $500 million or
 more but less than $2 billion           0.75%     0.325%      0.85%      0.425%        0.95%      0.525%

On assets of $2 billion and more         0.70%     0.300%      0.80%      0.400%        0.90%      0.500%

GARTMORE GVIT GLOBAL HEALTH
  SCIENCES FUND

On assets up to $500 million             0.80%       --        0.90%        --          1.00%        --

On assets of $500 million or
 more but less than $2 billion           0.75%       --        0.85%        --          0.95%        --

On assets of $2 billion and more         0.70%       --        0.80%        --          0.90%        --

GARTMORE GVIT GLOBAL TECHNOLOGY
  AND COMMUNICATIONS FUND

On assets up to $500 million             0.78%       --        0.88%        --          0.98%        --

On assets of $500 million or
 more but less than $2 billion           0.73%       --        0.83%        --          0.93%        --

On assets of $2 billion and more         0.68%       --        0.78%                    0.88%        --

GARTMORE GVIT GLOBAL UTILITIES
  FUND

On assets up to $500 million             0.60%     0.250%      0.70%      0.350%        0.80%      0.450%

On assets of $500 million or
more but less than $2 billion            0.55%     0.225%      0.65%      0.325%        0.75%      0.425%

On assets of $2 billion and more         0.50%     0.200%      0.60%      0.300%        0.70%      0.400%

Actual  Management and  Subadvisory  Fees Paid, Net of Fee Waivers During Fiscal
Year Ended December 31, 2004

                                                Management     Subadvisory
                                                   Fees            Fees

Gartmore GVIT Global Financial Services Fund      1.00%           0.50%

Gartmore GVIT Global Health Sciences Fund         1.00%             N/A

Gartmore GVIT Global Technology
and Communications Fund                           0.98%             N/A

Gartmore GVIT Global Utilities Fund               0.80%           0.40%

PORTFOLIO MANAGEMENT

Gartmore GVIT Global Financial Services Fund

Douglas Burtnick, CFA, Portfolio Manager, and Stuart Quint, CFA, Equity Research
Analyst, are responsible for the day-to-day management of the Fund and selection of the Fund's investments.

Douglas  Burtnick joined GMF in May 2000 from Brown Brothers  Harriman & Company where he served as a risk  manager in the  private  client  group and  portfolio manager  from 2000 to 2002.  From 1998 to 2002,  Mr.  Burtnick  worked at Barra,
Inc.,  a risk  management  firm,  where  he led a  group  focused  on  portfolio construction and risk management  issues for  institutional  investors and hedge funds.

Stuart Quint provides  fundamental  research  coverage for the financial sector, including  banks,  savings and loans,  brokers,  insurance  companies  and other specialized  financial  companies.  Prior to joining GMF in September  2003, Mr.
Quint was with the Libra  Fund,  a Swedish  hedge fund  based in New York,  from
August 2002 to September 2003 where he had a specialized  focus in financial and energy  stocks.  He has spent 13 years in  investment  management,  and prior to joining the Libra Fund held senior level  equity  positions  with Friends  Ivory
Sime, Montgomery Asset Management and Sanford Bernstein.  Mr. Quint holds a B.S.
degree in Economics from the Wharton  School at the  University of  Pennsylvania
(cum laude) along with a B.A. in Russian Civilization, and is also a CFA.

Gartmore GVIT Global Health Sciences Fund

Paul  Cluskey  is the  Fund's  portfolio  manager  and is  responsible  for  the day-to-day management of the Fund and the selection of the Fund's investments.

Mr.  Cluskey  joined  GMF in  April  2001.  Prior to  that,  he was the  co-lead portfolio  manager  for  Nicholas-Applegate  Global  Health  Care Fund since its inception in September  1999. He also co- managed the  Nicholas-Applegate  Small
Cap  Growth  Fund  and  the   Nicholas-Applegate   Mini-Cap   Fund.   He  joined
Nicholas-Applegate  in 1998.  From 1996 through 1998, he had been a senior small cap stock analyst with SEI Investments. Before that, he worked at Piper Jaffray,
Inc., as a corporate finance analyst.

Gartmore GVIT Global Technology and Communications Fund

Chip Zhu is the Fund's  portfolio  manager and is responsible for the day-to-day management  of the Fund and the  selection  of the Fund's  investments.  Mr. Zhu joined  GMF in  November  1999  as a  technology  analyst  and was  promoted  to co-portfolio  manager for the Fund in March 2004.  Prior to joining GMF, Mr. Zhu was an associate in corporate  finance with  Prudential  Capital  Group  Private
Placement  Division where he was  responsible  for  international  investment in equity,  structured  finance,  mezzanine  and  debt  instruments.  Mr.  Zhu is a graduate  of the Wuhan  University  (China) and also has an MBA from the Wharton
School of Business.

Gartmore GVIT Global Utilities Fund

Ben Walker, CFA, Senior Investment Manager,  Global Equities, is responsible for the day-to-day management of the Fund and selection of the Fund's investments.

Mr.  Walker joined GMF in 1997.  Previously he worked in the financial  services division of the accounting firm,  Arthur Andersen in London,  where he qualified as a Chartered  Accountant  in August 1997. He has obtained the IMC and is a CFA
Charterholder.  Mr. Walker  graduated from St. Edmund Hall,  Oxford  University, with an Honours degree in Politics, Philosophy and Economics in 1993.

ADDITIONAL INFORMATION ABOUT THE PORTFOLIO MANAGERS

The  SAI  provides   additional   information  about  each  portfolio  manager's
compensation,  other accounts managed by the portfolio manager and the portfolio manager's  ownership  of  securities  in the  Fund(s)  managed by the  portfolio manager, if any.

                     INVESTORS SHOULD RETAIN THIS SUPPLEMENT
                    WITH THE PROSPECTUS FOR FUTURE REFERENCE.

                        GARTMORE VARIABLE INSURANCE TRUST

                       Supplement dated December 23, 2005
          To the Statement of Additional Information dated May 2, 2005 as Revised July 26, 2005

Capitalized  terms and  certain  other  items  used in this  supplement,  unless otherwise defined in this supplement,  have the meanings assigned to them in the
Statement of Additional Information ("SAI").

On March 11, 2004, the Board of Trustees of Gartmore  Variable  Insurance  Trust
(the "Trust")  approved a proposal to implement  performance  based fees for the following Funds (the "Funds"):

     o    Gartmore GVIT Developing Markets Fund

     o    Gartmore GVIT Emerging Markets Fund

     o    Gartmore GVIT Global Financial Services Fund

     o    Gartmore GVIT Global Health Sciences Fund

     o    Gartmore GVIT Global Technology and Communications Fund

     o    Gartmore GVIT Global Utilities Fund

     o    Gartmore GVIT International Growth Fund

     o    Gartmore GVIT Nationwide Leaders Fund

     o    Gartmore GVIT Worldwide Leaders Fund

1.   On pages 84-86 of the SAI, the  information  in the table of the investment advisory  fees  received by GMF and the  footnotes  with respect to the Funds is revised by replacing the following information:

Fund                                Assets                          Investment Advisory Fee
----                                ------                          -----------------------

Gartmore GVIT Global Health         $0 up to $500 million           1.00%
 Sciences Fund (1)                  $500 million up to $2           0.95%
                                    billion                         0.90%
                                    $2 billion and
                                    more
Gartmore GVIT Global Technology     $0 up to $500 million           0.98%
 and Communications Fund (2)        $500 million up to $2           0.93%
                                    billion                         0.88%
                                    $2 billion and
                                    more
Gartmore GVIT Nationwide Leaders    $0 up to $500 million           0.90%
 Fund (3)                           $500 million up to $2           0.80%
                                    billion                         0.75%
                                    $2 billion and
                                    more

Gartmore GVIT Nationwide            0.40% of the Fund's average
 Principal Protected Fund (4)       daily net assets during
                                    Offering Period

                                    0.60% of the Fund's average
                                    daily net assets during
                                    Guarantee Period and
                                    Post Guarantee Period

Gartmore GVIT U.S. Growth           $0 up to $500 million           0.90%
Leaders Fund (5)                    $500 million up to $2           0.80%
                                    billion                         0.75%
                                    $2 billion and more

Gartmore GVIT Worldwide Leaders     $0 up to $50 million            1.00%
Fund (6)                            $50 million and more            0.95%

------------------------------------------------

(1)  Beginning  January 1, 2006,  upon  effectiveness  and  implementation  of a performance  fee structure  for the Gartmore  GVIT Global  Health  Sciences
     Fund, the advisory fee will be reduced by 0.10% at each breakpoint from the amounts shown in the table above.  The advisory fee at each  breakpoint for the  Fund  will be a base  fee and  actual  fees  may be  higher  or  lower depending on the Fund's performance relative to its benchmark,  the Goldman
     Sachs  Healthcare  Index.  If the Fund  outperforms  its benchmark by a set amount, the Fund will pay higher investment advisory fees.  Conversely,  if the Fund  underperforms  its  benchmark by a set amount,  the Fund will pay lower fees.

(2)  Beginning  January 1, 2006,  upon  effectiveness  and  implementation  of a performance  fee  structure  for the Gartmore  GVIT Global  Technology  and
     Communications  Fund,  the  advisory  fee will be  reduced by 0.10% at each breakpoint  from the amounts shown in the table above.  The advisory fee at each  breakpoint  for the Fund  will be a base fee and  actual  fees may be higher  or  lower  depending  on the  Fund's  performance  relative  to its benchmark,  the  Goldman  Sachs  Technology  Composite  Index.  If the Fund
     outperforms  its  benchmark  by a set  amount,  the Fund  will  pay  higher investment  advisory  fees.  Conversely,  if  the  Fund  underperforms  its benchmark by a set amount, the Fund will pay lower fees.

(3)  Beginning  January 1, 2006,  upon  effectiveness  and  implementation  of a performance  fee structure for the Gartmore GVIT  Nationwide  Leaders Fund, the  advisory  fee will be  reduced  by 0.10% at each  breakpoint  from the amounts shown in the table above.  The advisory fee at each  breakpoint for the  Fund  will be a base  fee and  actual  fees  may be  higher  or  lower depending on the Fund's performance relative to its benchmark,  the S&P 500
     Index. If the Fund outperforms its benchmark by a set amount, the Fund will pay higher investment advisory fees. Conversely,  if the Fund underperforms its benchmark by a set amount, the Fund will pay lower fees.

(4)  Fee Structure for the Gartmore GVIT  Nationwide  Principal  Protected Fund.
     The fund has an Offering  Period,  a Guarantee  Period and a Post Guarantee
     Period. If the Fund enters a "Zero Coupon  Investment  Period" as described in the Fund's registration statement, the advisory fee will be decreased to
     0.25% for the remainder of the Guarantee Period.

(5)  The  advisory fee at each  breakpoint  is a base fee and actual fees may be higher or lower  depending on the Gartmore GVIT U.S.  Growth Leaders Fund's performance  relative  to its  benchmark,  the S&P 500  Index.  If the Fund outperforms  its  benchmark  by a set  amount,  the Fund  will  pay  higher investment  advisory  fees.  Conversely,  if  the  Fund  underperforms  its benchmark by a set amount, the Fund will pay lower fees.

(6)  Beginning  January 1, 2006,  upon  effectiveness  and  implementation  of a performance fee structure for the Gartmore GVIT Worldwide Leaders Fund, the advisory fee will be reduced by 0.10% at each  breakpoint  from the amounts shown in the table above.  The advisory fee at each breakpoint for the Fund will be a base fee and actual fees may be higher or lower  depending on the
     Fund's performance relative to its benchmark,  the MSCI World Index. If the
     Fund  outperforms  its benchmark by a set amount,  the Fund will pay higher investment  advisory  fees.  Conversely,  if  the  Fund  underperforms  its benchmark by a set amount, the Fund will pay lower fees.

2.   The  following  information  is inserted on page 86 of the SAI  immediately preceding the subheading  "Performance  Fees - Gartmore GVIT U.S. Growth Leaders
Fund":

Performance  Fees - Gartmore GVIT Global  Health  Sciences  Fund,  Gartmore GVIT
Global  Technology and  Communications  Fund,  Gartmore GVIT Nationwide  Leaders
Fund, Gartmore GVIT Worldwide Leaders Fund

     As  described  above and in each  Fund's  prospectus,  as  supplemented  on
December 23,  2005,  beginning  January 1, 2006,  each Fund will be subject to a base  investment  advisory fee that may be adjusted if the Fund  outperforms  or underperforms its stated benchmark over a 12-month rolling  performance  period.
The base fee will either be increased or  decreased  proportionately  (beginning
January 1, 2007) by the following amounts at each breakpoint, based upon whether the Fund has  outperformed  or  underperformed  its benchmark over the preceding
12-month rolling performance period as follows:

        Out or Under Performance             Change in Fees

        +/- 1 percentage point               +/- 0.02%
        +/- 2 percentage points              +/- 0.04%
        +/- 3 percentage points              +/- 0.06%
        +/- 4 percentage points              +/- 0.08%
        +/- 5 percentage points or more      +/- 0.10%

     As a result,  the highest  possible  advisory  fee at each  breakpoint  and lowest possible advisory fee at each breakpoint are as follows:

                                                      Gartmore GVIT Global
                                                      Health Sciences Fund
                                                     Possible Advisory Fees

Base Advisory Fee                                     Highest      Lowest
0.90% for assets up to $500 million                    1.00%        0.80%
0.85% for assets of $500 million
  and more but less than $2 billion                    0.95%        0.75%
0.80% on assets of $2 billion and more                 0.90%        0.70%

                                                      Gartmore GVIT Global
                                                         Technology and
                                                      Communications Fund
                                                     Possible Advisory Fees

Base Advisory Fee                                     Highest      Lowest
0.88% for assets up to $500 million                    0.98%        0.78%
0.83% for assets of $500 million
  and more but less than $2 billion                    0.93%        0.73%
0.78% on assets of $2 billion and more                 0.88%        0.68%

                                                    Gartmore GVIT Nationwide
                                                          Leaders Fund
                                                     Possible Advisory Fees

Base Advisory Fee                                     Highest      Lowest
0.80% for assets up to $500 million                    0.90%        0.70%
0.70% for assets of $500 million
  and more but less than $2 billion                    0.80%        0.60%
0.65% on assets of $2 billion and more                 0.75%        0.55%

                                                    Gartmore GVIT Worldwide
                                                          Leaders Fund
                                                     Possible Advisory Fees

Base Advisory Fee                                     Highest      Lowest
0.90% for assets up to $50 million                     1.00%        0.80%
0.85% for assets of $50 million or more                0.95%        0.75%

     The performance  adjustment for each of these Funds works as follows.  If a
Fund outperforms its respective  benchmark by a maximum of 500 basis points over the preceding  12-month rolling  performance  period, the advisory fees for such
Fund for the most recently completed calendar quarter will increase by a maximum of 10 basis points over each such Fund's  respective base fee. If, however,  the
Fund  underperforms  its  benchmark  by a maximum of 500 basis  points  over the preceding 12-month rolling  performance  period, the advisory fees for such Fund for the most recently  completed  calendar quarter would go down by a maximum of
10 basis  points.  In the event that a Fund  outperforms  or  underperforms  its benchmark  by less than 100 basis  points over the  preceding  12-month  rolling performance  period,  no  adjustment  will take place and GMF will  receive  the applicable base fee.

     The base rate and the  performance  rate are applied  separately.  The base rate is applied  to each  Fund's  respective  average  net assets  over the most recent quarter,  while the performance adjustment rate is applied to such Fund's respective  average net assets over the preceding 12 month  rolling  performance period.  The  corresponding  dollar values are then added to arrive at the total
GMF advisory fee for the current period.

     By way of example,  assume a Fund's maximum performance  adjustment rate of
0.10%  is  achieved  by  comparing  performance  of the  Fund to its  respective benchmark  index over the 12 month  rolling  performance  period ended March 31,
2007. Further assume that GMF is earning a base advisory fee for such Fund at an annualized  rate of 0.90%.  GMF would receive as its fee for the quarter  ending
March 31,  2007  one-fourth  of the  annualized  rate of 0.90%  times the Fund's average net assets for the quarter, plus one-fourth the annualized rate of 0.10%
times the Fund's average net assets over the 12 month rolling performance period ended March 31, 2007.  It is important to note that by charging the base fee and the  performance  fee on average  net assets  over the most  recently  completed quarter and 12 month rolling performance period, respectively, the fees would be higher  in times of  generally  declining  net  assets  (due to  either a market decline  or net  redemptions)  than if the fees  were  charged  on the  basis of current net assets. Conversely, in times of generally increasing net assets (due to either a market  increase or net purchases) the fees generally would be lower than if the fees were charged on the basis of current net assets.

3.   On pages 87-88 of the SAI, the  information  in the table of the investment advisory fees  received by GGAMT and the footnotes  with respect to the Funds is revised with the following information:

Fund                                Assets                     Investment Advisory Fee
----                                ------                     -----------------------

Gartmore GVIT Markets               $0 up to $500 million      1.15%
 Fund (1)                           $500 million up to $2      1.10%
                                    billion                    1.05%
                                    $2 billion and
                                    more
Gartmore GVIT Developing            $0 up to $500 million      1.15%
 Markets Fund (2)                   $500 million up to $2      1.10%
                                    billion                    1.05%
                                    $2 billion and
                                    more
Gartmore GVIT Global Financial      $0 up to $500 million      1.00%
Services Fund (3)                   $500 million up to $2      0.95%
                                    billion                    0.90%
                                    $2 billion and
                                    more
Gartmore GVIT Global Utilities      $0 up to $500 million      0.80%
 Fund (4)                           $500 million up to $2      0.75%
                                    billion                    0.70%
                                    $2 billion and more

Gartmore GVIT International         $0 up to $500 million      1.00%
 Growth Fund (5)                    $500 million up to $2      0.95%
                                    billion                    0.90%
                                    $2 billion and more

(1)  Beginning  January 1, 2006,  upon  effectiveness  and  implementation  of a performance fee structure for the Gartmore GVIT Emerging  Markets Fund, the advisory fee will be reduced by 0.10% at each  breakpoint  from the amounts shown in the table above.  The advisory fee at each breakpoint for the Fund will be a base fee and actual fees may be higher or lower  depending on the
     Fund's  performance  relative to its benchmark,  the MSCI Emerging  Markets
     Index. If the Fund outperforms its benchmark by a set amount, the Fund will pay higher investment advisory fees. Conversely,  if the Fund underperforms its benchmark by a set amount, the Fund will pay lower fees.

(2)  Beginning  January 1, 2006,  upon  effectiveness  and  implementation  of a performance  fee structure for the Gartmore GVIT  Developing  Markets Fund, the  advisory  fee will be  reduced  by 0.10% at each  breakpoint  from the amounts shown in the table above.  The advisory fee at each  breakpoint for the  Fund  will be a base  fee and  actual  fees  may be  higher  or  lower depending on the Fund's  performance  relative to its  benchmark,  the MSCI
     Emerging Markets Free Index. If the Fund outperforms its benchmark by a set amount, the Fund will pay higher investment advisory fees.  Conversely,  if the Fund  underperforms  its  benchmark by a set amount,  the Fund will pay lower fees.

(3)  Beginning  January 1, 2006,  upon  effectiveness  and  implementation  of a performance fee structure for the Gartmore GVIT Global  Financial  Services
     Fund, the advisory fee will be reduced by 0.10% at each breakpoint from the amounts shown in the table above.  The advisory fee at each  breakpoint for the  Fund  will be a base  fee and  actual  fees  may be  higher  or  lower depending on the Fund's  performance  relative to its  benchmark,  the MSCI
     World  Financial  Index.  If the Fund  outperforms  its  benchmark by a set amount, the Fund will pay higher investment advisory fees.  Conversely,  if the Fund  underperforms  its  benchmark by a set amount,  the Fund will pay lower fees.

(4)  Beginning  January 1, 2006,  upon  effectiveness  and  implementation  of a performance fee structure for the Gartmore GVIT Global  Utilities Fund, the advisory fee will be reduced by 0.10% at each  breakpoint  from the amounts shown in the table above.  The advisory fee at each breakpoint for the Fund is will be a base fee and actual fees may be higher or lower  depending  on the Fund's performance  relative to its benchmarks,  the MSCI World Telecom
     Services  Index   (60%)/MSCI  World  Utilties  Index  (40%).  If  the  Fund
     outperforms  its  benchmarks  by a set  amount,  the Fund  will pay  higher investment  advisory  fees.  Conversely,  if  the  Fund  underperforms  its benchmarks by a set amount, the Fund will pay lower fees.

(5)  Beginning  January 1, 2006,  upon  effectiveness  and  implementation  of a performance fee structure for the Gartmore GVIT International  Growth Fund, the  advisory  fee will be  reduced  by 0.10% at each  breakpoint  from the amounts shown in the table above.  The advisory fee at each  breakpoint for the  Fund  will be a base  fee and  actual  fees  may be  higher  or  lower depending on the Fund's performance relative to its benchmark, the MSCI All
     Country World ex U.S. Index. If the Fund outperforms its benchmark by a set amount, the Fund will pay higher investment advisory fees.  Conversely,  if the Fund  underperforms  its  benchmark by a set amount,  the Fund will pay lower fees.

4.   The  following  information  is inserted on page 88 of the SAI  immediately preceding the subheading "Limitation of Fund Expenses":

Performance Fees - Gartmore GVIT Developing Markets Fund, Gartmore GVIT Emerging
Markets Fund, Gartmore GVIT Global Financial Services Fund, Gartmore GVIT Global
Utilities Fund, Gartmore GVIT International Growth Fund

     As described above and in each of the Fund's prospectus,  beginning January
1, 2007, each Fund will be subject to a base investment advisory fee that may be adjusted if the Fund outperforms or underperforms its stated benchmark(s) over a
12-month  rolling  performance  period.  The base  fee is  either  increased  or decreased  proportionately  by the following  amounts at each breakpoint,  based upon whether the Fund has outperformed or  underperformed  its benchmark(s) over the preceding 12-month rolling performance period as follows:

        Out or Under Performance             Change in Fees

        +/- 1 percentage point               +/- 0.02%
        +/- 2 percentage points              +/- 0.04%
        +/- 3 percentage points              +/- 0.06%
        +/- 4 percentage points              +/- 0.08%
        +/- 5 percentage points or more      +/- 0.10%

     As a result,  the highest  possible  advisory  fee at each  breakpoint  and lowest possible advisory fee at each breakpoint are as follows:

                                                     Gartmore GVIT Developing
                                                           Markets Fund
                                                      Possible Advisory Fees

Base Advisory Fee                                      Highest      Lowest
1.05% for assets up to $500 million                     1.15%        0.95%
1.00% for assets of $500 million
  and more but less than $2 billion                     1.10%        0.90%
0.95% on assets of $2 billion and more                  1.05%        0.85%

                                                       Gartmore GVIT Global
                                                      Emerging Markets Fund
                                                      Possible Advisory Fees

Base Advisory Fee                                      Highest      Lowest
1.05% for assets up to $500 million                     1.15%        0.95%
1.00% for assets of $500 million
  and more but less than $2 billion                     1.10%        0.90%
0.95% on assets of $2 billion and more                  1.05%        0.85%

                                                       Gartmore GVIT Global
                                                     Financial Services Fund
                                                      Possible Advisory Fees

Base Advisory Fee                                      Highest      Lowest
0.90% for assets up to $500 million                     1.00%        0.80%
0.85% for assets of $500 million
  and more but less than $2 billion                     0.95%        0.75%
0.80% on assets of $2 billion and more                  0.90%        0.70%

                                                       Gartmore GVIT Global
                                                          Utilities Fund
                                                      Possible Advisory Fees

Base Advisory Fee                                      Highest      Lowest
0.70% for assets up to $500 million                     0.80%        0.60%
0.65% for assets of $500 million
  and more but less than $2 billion                     0.75%        0.55%
0.60% on assets of $2 billion and more                  0.70%        0.50%

                                                          Gartmore GVIT
                                                    International Growth Fund
                                                      Possible Advisory Fees

Base Advisory Fee                                      Highest      Lowest
0.90% for assets up to $500 million                     1.00%        0.80%
0.85% for assets of $500 million
  and more but less than $2 billion                     0.95%        0.75%
0.80% on assets of $2 billion and more                  0.90%        0.70%

     The performance  adjustment for each of these Funds works as follows.  If a
Fund outperforms its respective  benchmark by a maximum of 500 basis points over the preceding  12-month rolling  performance  period, the advisory fees for such
Fund for the most recently completed calendar quarter will increase by a maximum of 10 basis points over each such Fund's  respective base fee. If, however,  the
Fund  underperforms  its  benchmark  by a maximum of 500 basis  points  over the preceding 12-month rolling  performance  period, the advisory fees for such Fund for the most recently  completed  calendar quarter would go down by a maximum of
10 basis  points.  In the event that a Fund  outperforms  or  underperforms  its benchmark  by less than 100 basis  points over the  preceding  12-month  rolling performance  period,  no  adjustment  will take place and GGAMT will receive the applicable base fee.

     The base rate and the  performance  rate are applied  separately.  The base rate is applied  to each  Fund's  respective  average  net assets  over the most recent quarter,  while the performance adjustment rate is applied to such Fund's respective  average net assets over the preceding  12-month rolling  performance period.  The  corresponding  dollar values are then added to arrive at the total
GGAMT advisory fee for the current period.

     By way of example,  assume a Fund's maximum performance  adjustment rate of
0.10%  is  achieved  by  comparing  performance  of the  Fund to its  respective benchmark  index over the 12 month  rolling  performance  period ended March 31,
2007.  Further assume that GGAMT is earning a base advisory fee for such Fund at an  annualized  rate of 0.90%.  GGAMT  would  receive as its fee for the quarter ending  March 31,  2007  one-fourth  of the  annualized  rate of 0.90% times the
Fund's average net assets for the quarter,  plus  one-fourth the annualized rate of 0.10%  times  the  Fund's  average  net  assets  over  the 12  month  rolling performance  period  ended  March  31,  2007.  It is  important  to note that by charging  the base fee and the  performance  fee on average  net assets over the most  recently  completed  quarter  and 12  month  rolling  performance  period, respectively,  the fees  would be higher  in times of  generally  declining  net assets (due to either a market decline or net redemptions) than if the fees were charged on the basis of current net assets.  Conversely,  in times of  generally increasing  net assets (due to either a market  increase or net  purchases)  the fees  generally  would be lower  than if the fees were  charged  on the basis of current net assets.

5.   The  following   information   replaces  the   subadvisory  fee  breakpoint
information for the Funds on page 94 of the SAI:

Fund                                Assets                     Fee
----                                ------                     ---

Gartmore GVIT Worldwide Leaders     Up to $50 million          0.60%
 Fund (1)                           $50 million and more       0.55%

Gartmore GVIT Emerging Markets
 Fund (2)                           All assets                 0.575%

Gartmore GVIT Developing
 Markets Fund (2)                   All assets                 0.575%

Gartmore GVIT International
 Growth Fund (2)                    All assets                 0.50%

Gartmore GVIT Global Financial
 Services Fund (2)                  All assets                 0.50%

Gartmore GVIT Global Utilities      All assets                 0.40%
 Fund (2)
---------------------------------------------------

(1)  Beginning  January 1, 2006,  upon  effectiveness  and  implementation  of a performance  fee structure for the Fund, the base  subadvisory  fee will be reduced by 5 basis points at each  breakpoint from the amounts shown in the above table.

(2)  Beginning  January 1, 2006,  upon  effectiveness  and  implementation  of a performance fee structure for the Funds,  the base subadvisory fees for the
     Funds  will be  reduced  and the  following  breakpoint  schedules  will be implemented:

   Fund                            Assets                                          Fee
   ----                            ------                                          ---

   Gartmore GVIT Emerging          Up to $500 million                              0.525%
   Markets Fund*                   $500 million and more but less than $2 billion  0.500%
                                   $2 billion and more                             0.475%

   Gartmore GVIT Developing        Up to $500 million                              0.525%
   Markets Fund*                   $500 million and more but less than $2 billion  0.500%
                                   $2 billion and more                             0.475%

   Gartmore GVIT International     Up to $500 million                              0.450%
   Growth Fund*                    $500 million and more but less than $2 billion  0.425%
                                   $2 billion and more                             0.400%

   Gartmore GVIT Global Financial  Up to $500 million                              0.450%
   Services Fund*                  $500 million and more but less than $2 billion  0.425%
                                   $2 billion and more                             0.400%

   Gartmore GVIT Global            Up to $500 million                              0.350%
   Utilities Fund*                 $500 million and more but less than $2 billion  0.325%
                                   $2 billion and more                             0.300%

     ------------------------------------------------
     *    The subadvisory  fee at each breakpoint is a base  subadvisory fee and actual fees may be higher or lower depending on the Fund's performance relative to its benchmark.  If the Fund outperforms its benchmark by a set  amount,  GMF or GGAMT  will pay  higher  subadvisory  fees to the
          Subadvisers.  Conversely, if the Fund underperforms its benchmark by a set  amount,  GMF or GGAMT  will  pay  lower  subadvisory  fees to the
          Subadvisers.

6.   The following  information  is inserted on page 94 of the SAI,  immediately preceding the table of the amount GMF or GGAMT paid to the Subadvisers:

Subadviser Performance Fee -Gartmore GVIT Developing Markets Fund, Gartmore GVIT
Emerging Markets Fund,  Gartmore GVIT Global Financial  Services Fund,  Gartmore
GVIT Global Utilities Fund,  Gartmore GVIT International  Growth Fund,  Gartmore
GVIT Worldwide Leaders Fund

     For the subadvisory services provided to the Funds, the Subadvisers receive a base  subadvisory fee that may be adjusted  quarterly if a Fund outperforms or
underperforms  its  stated   benchmark(s)  over  the  rolling  12-month  rolling
performance period ending on the last day of such quarter as follows:

        Out or Under Performance             Change in Fees
        +/- 1 percentage point               +/- 0.02%
        +/- 2 percentage points              +/- 0.04%
        +/- 3 percentage points              +/- 0.06%
        +/- 4 percentage points              +/- 0.08%
        +/- 5 percentage points or more      +/- 0.10%

As a result,  the highest  possible  advisory fee at each  breakpoint and lowest possible advisory fee at each breakpoint are as follows:

                                              Gartmore GVIT Developing Markets
                                                            Fund
                                                  Possible Subadvisory Fees

Base Subdvisory Fee                                 Highest           Lowest
0.525% for assets up to $500 million                 0.625%           0.425%
0.500% for assets of $500 million
  and more but less than $2 billion                  0.600%           0.400%
0.475% on assets of $2 billion and more              0.575%           0.375%

                                               Gartmore GVIT Emerging Markets
                                                            Fund
                                                  Possible Subadvisory Fees

Base Subdvisory Fee                                 Highest           Lowest
0.525% for assets up to $500 million                 0.625%           0.425%
0.500% for assets of $500 million
  and more but less than $2 billion                  0.600%           0.400%
0.475% on assets of $2 billion and more              0.575%           0.375%

                                               Gartmore GVIT Global Financial
                                                        Services Fund
                                                  Possible Subadvisory Fees

Base Subdvisory Fee                                 Highest           Lowest
0.450% for assets up to $500 million                 0.550%           0.350%
0.425% for assets of $500 million
  and more but less than $2 billion                  0.525%           0.325%
0.400% on assets of $2 billion and more              0.500%           0.300%

                                               Gartmore GVIT Global Utilities
                                                            Fund
                                                  Possible Subadvisory Fees

Base Subdvisory Fee                                 Highest           Lowest
0.350% for assets up to $500 million                 0.450%           0.250%
0.325% for assets of $500 million
  and more but less than $2 billion                  0.425%           0.225%
0.300% on assets of $2 billion and more              0.400%           0.200%

                                             Gartmore GVIT International Growth
                                                            Fund
                                                  Possible Subadvisory Fees

Base Subdvisory Fee                                 Highest           Lowest
0.450% for assets up to $500 million                 0.550%           0.350%
0.425% for assets of $500 million
  and more but less than $2 billion                  0.525%           0.325%
0.400% on assets of $2 billion and more              0.500%           0.300%

                                               Gartmore GVIT Worldwide Leaders
                                                            Fund
                                                  Possible Subadvisory Fees

Base Subdvisory Fee                                 Highest           Lowest
0.550% for assets up to $50 million                  0.650%           0.450%
0.500% for assets of $50 million or more             0.600%           0.400%